The JPM Institutional Funds
60 State Street, Suite 1300
Boston, MA 02109
(617) 557-0700

October 6, 1997


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Dear Sir or Madam:

Re:   The JPM Institutional Funds (the "Registrant") (File Nos. 33-54642
       and 811-7342)for The JPM Institutional Diversified Fund (the "Fund") and The JPM Institutional Funds Statement of Additional Information relating to the Filing dated October 1, 1997

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of post-effective amendment No. 39 to the Registrant's registration statement on Form N-1A (File No. 33-54642) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement filed electronically on October 1, 1997 (Accession No.
0001016964-97-000152).

Please direct any comments or questions concerning this certification to the undersigned at (617) 557-0700.

Very truly yours,

THE JPM INSTITUTIONAL FUNDS


By:     /s/ Karen Jacoppo-Wood
         Karen Jacoppo-Wood
         Vice President and Assistant Secretary